UNITED STATES OF AMERICA

BEFORE THE

SECURITIES AND EXCHANGE COMMISSION

INVESTMENT COMPANY ACT OF 1940 Release No. 30698 / September 24,

 2013

In the Matter of

FRANKLIN TEMPLETON INTERNATIONAL TRUST FRANKLIN TEMPLETON VARIABLE

 INSURANCE PRODUCTS

TRUST

TEMPLETON INCOME TRUST

TEMPLETON GLOBAL INVESTMENT TRUST FRANKLIN ALTERNATIVE STRATEGIES

 FUNDS

K2/D&S MANAGEMENT CO., L.L.C. TEMPLETON ASSET MANAGEMENT LTD.

FRANKLIN ADVISERS, INC. One Franklin Parkway

San Mateo, CA 94403-1906

(File No. 812-14167)

ORDER UNDER SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940

GRANTING AN EXEMPTION FROM SECTION 15(a) OF THE ACT AND RULE 18f-2

UNDER THE ACT AND CERTAIN DISCLOSURE REQUIREMENTS

Franklin Templeton International Trust, Franklin Templeton Variable

 Insurance Products Trust,

Templeton Income Trust, Templeton Global Investment Trust, Franklin

 Alternative Strategies

Funds, K2/D&S Management Co., L.L.C., Templeton Asset Management

Ltd., and Franklin

Advisers, Inc. filed an application on June 13, 2013, and an amendment

 to the application on

August 27, 2013, requesting an order under section 6(c) of the

Investment Company Act of 1940

(the "Act") for an exemption from section 15(a) of the Act and rule 18f-2 under the Act, as well

as from certain disclosure requirements. The order supersedes a prior order1 and permits

applicants to enter into and materially amend subadvisory agreements without shareholder

approval and also grants relief from certain disclosure

requirements.

1 Franklin Advisers, Inc. and Franklin Templeton International

Trust, Investment Company Act Release Nos.

30105 (Jun. 18, 2012) (notice) and 30138 (Jul. 17, 2012) (order).

2

On August 27, 2013, a notice of the filing of the application was issued (Investment Company

Act Release No. 30679. The notice gave interested persons an opportunity to request a hearing

and stated that an order granting the application would be issued unless a hearing was ordered.

No request for a hearing has been filed, and the Commission has not ordered a hearing.

The matter has been considered and it is found, on the basis of the information set forth in the

application, as amended, that granting the requested exemption is appropriate in the public

interest and consistent with the protection of investors and the purposes fairly intended by the

policy and provisions of the Act.

Accordingly,

IT IS ORDERED, under section 6(c) of the Act, that the relief requested by Franklin Templeton

International Trust, et al. (File No. 812-14167) is granted,

effective immediately, subject to the

conditions contained in the application, as amended.

For the Commission, by the Division of Investment Management,

under delegated authority.

Kevin M. O'Neill

Deputy Secretary